Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
 DEBT
Short-term debt and current portion of the long-term debt consists of the following:

	June 30, 2013	December 31, 2012
	(millions)
Current portion of 5-year term loan facility expires 2016	$15	$15
Revolving credit facility	2	—
	$17	$15

Long-term debt consists of the following:

	June 30, 2013	December 31, 2012
	(millions)

5-year term loan facility expires 2016	$266	$274
5.625% senior notes due 2015	350	350
Fair value adjustment on 5.625% senior notes due 2015	14	18
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	600	600
7.000% senior notes due 2019	300	300
5.750% senior notes due 2021	496	496
3-year term loan facility expires 2015	1	1
	$2,326	$2,338

The 5-year term loan facility expiring 2016 bears interest at LIBOR plus 1.50% and is repayable in quarterly installments and a final repayment of $225 million is due in the fourth quarter of 2016. Drawings under the revolving $500 million credit facility bear interest at LIBOR plus 1.50% and the facility expires on December 16, 2016. These margins apply while the Company’s debt rating remains BBB-/Baa3. As of June 30, 2013 $nil was outstanding under this revolving credit facility.

On July 23, 2013 we entered into an amendment to our existing credit facilities to extend both the amount of financing and the maturity date of the facilities. As a result of this amendment, our revolving credit facility has been increased from $500 million to $800 million. There has been no increase to the remaining $281 million outstanding on the $300 million term loan. The maturity date has been extended to July 23, 2018, from December 16, 2016.

There were no changes to the previously disclosed interest rates or on-going fees payable with respect to the term loan or the revolving credit facility.

The amended term loan is repayable in quarterly installments and a final repayment of $186 million is due in the third quarter of 2018.

The agreements relating to these facilities continue to contain requirements to maintain maximum levels of consolidated funded indebtedness in relation to consolidated EBITDA and minimum levels of consolidated EBITDA to consolidated interest expense, subject to certain adjustments. In connection with the amendment discussed above, we can request an increase in the maximum consolidated leverage ratio for up to four fiscal quarters following the completion of one or more acquisitions in a 15 month period where the aggregate consideration equals or exceeds an agreed threshold.
On July 25, 2013 the Company commenced cash tender offers for (1) any of its 5.625% Senior Notes due 2015 and (2) up to a maximum amount of the 6.200% Senior Notes due 2017 and 7.000% Senior Notes due 2019 such that the aggregate principal amount of the notes tendered and accepted for purchase is equal to $500 million principal amount of Notes less the aggregate principal amount of the 5.625% Senior Note due 2015 tendered and accepted for purchase.

On August 8, 2013 the maximum tender offer notes tendered and accepted for purchase was increased to $525 million.

20.	DEBT
Short-term debt and current portion of the long-term debt consists of the following:

	December 31,
	2012	2011
	(millions)
Current portion of 5-year term loan facility expires 2016	$15	$11
6.000% loan notes due 2012	—	4
	$15	$15

Long-term debt consists of the following:

	December 31,
	2012	2011
	(millions)
5-year term loan facility expires 2016	$274	$289
5.625% senior notes due 2015	350	350
Fair value adjustment on 5.625% senior notes due 2015	18	20
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	600	600
7.000% senior notes due 2019	300	300
5.750% senior notes due 2021	496	496
3-year term loan facility expires 2015	1	—
	$2,338	$2,354

All direct obligations under the 5.625%, 6.200% and 7.000% senior notes are guaranteed by Willis Group Holdings, Willis Netherlands B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc and Willis Group Limited.
Debt issuance

On July 11, 2012, a new revolving credit facility of 15 million Chinese Yuan Renminbi 'RMB' ($2 million) was put in place which bears interest at 110 percent of the applicable short term interest rate an RMB loan having a term equal to the tenor of that drawing as published by the People's Bank of China 'PBOC' prevailing as at the drawdown date of that drawing. The facility expires on July 11, 2013. As at December 31, 2012 ¥nil ($nil) had been drawn down on the facility. This facility is solely for the use of our Chinese subsidiary and is available for general working capital purposes.
In December 2011 we refinanced our bank facility, comprising a 5-year $300 million term loan and a 5-year $500 million revolving credit facility. The $300 million term loan replaced the remaining $328 million balance on our $700 million 5-year term loan facility and the $500 million revolving facility replaced our $300 million and our $200 million revolving credit facilities. Unamortized debt issuance costs of $10 million relating to these facilities were written off in December 2011 following completion of the refinancing.
The 5-year term loan facility expiring 2016 bears interest at LIBOR plus 1.50% and is repayable in quarterly installments and a final repayment of $225 million is due in the fourth quarter of 2016. In 2012, we made $11 million of mandatory repayments against this 5-year term loan.
Drawings under the revolving $500 million credit facility bear interest at LIBOR plus 1.50% and the facility expires on December 16, 2016. These margins apply while the Company’s debt rating remains BBB-/Baa3. As of December 31, 2012 $nil was outstanding under the revolving credit facility (December 31, 2011: $nil).
The agreements relating to our 5-year term loan facility expiring 2016 and the revolving $500 million credit facility contain requirements to maintain maximum levels of consolidated funded indebtedness in relation to consolidated EBITDA and minimum level of consolidated EBITDA to consolidated cash interest expense, subject to certain adjustments. In addition, the agreements relating to our credit facilities and senior notes include, in the aggregate covenants relating to the delivery of financial statements, reports and notices, limitations on liens, limitations on sales and other disposals of assets, limitations on indebtedness and other liabilities, limitations on sale and leaseback transactions, limitations on mergers and other fundamental changes, maintenance of property, maintenance of insurance, nature of business, compliance with applicable laws, maintenance of corporate existence and rights, payment of taxes and access to information and properties. At December 31, 2012, the Company was in compliance with all covenants.
In 2011, the Company issued $300 million of 4.125% senior notes due 2016 and $500 million of 5.750% senior notes due 2021. The effective interest rates of these senior notes are 4.240% and 5.871% respectively, which include the impact of the discount upon issuance. The proceeds were used to repurchase and redeem $500 million of 12.875% senior notes due 2016 including a make-whole payment (representing a slight discount to the contractual make-whole amount) of $158 million. Following the repurchase the Company wrote off $13 million of unamortized debt issuance costs.
During the year ended December 31, 2010, the Company entered into a series of interest rate swaps for a total notional amount of $350 million to receive a fixed rate and pay a variable rate on a semi-annual basis, with a maturity date of July 15, 2015. The Company has designated and accounts for these instruments as fair value hedges against its $350 million 5.625% senior notes due 2015. The fair values of the interest rate swaps are included within other assets or other liabilities and the fair value of the hedged element of the senior notes is included within long-term debt.
On November 7, 2012, a further revolving facility of $20 million was renewed which bears interest at LIBOR plus 1.55% until 2014 and LIBOR plus 1.700% thereafter. The facility expires on November 6, 2015. As at December 31, 2012 no drawings had been made on the facility. This facility is solely for the use of our main UK regulated entity and would be available in certain exceptional circumstances. The facility is secured against the freehold of the UK regulated entity’s freehold property in Ipswich.
Lines of credit
The Company also has available $4 million (2011: $3 million) in lines of credit, of which $nil was drawn as of December 31, 2012 (2011: $nil).
Analysis of interest expense
The following table shows an analysis of the interest expense for the years ended December 31:

	Year ended December 31,
	2012	2011	2010
	(millions)
5-year term loan facility repaid 2011	$—	$14	$17
5-year term loan facility expires 2016	6	—	—
Revolving $300 million credit facility	—	4	3
Revolving $500 million credit facility	1	—	—
5.625% senior notes due 2015	12	12	14
12.875% senior notes due 2016	—	15	67
4.125% senior notes due 2016	13	10	—
6.200% senior notes due 2017	38	38	38
7.000% senior notes due 2019	21	21	21
5.125% senior notes due 2010	—	—	3
5.750% senior notes due 2021	29	23	—
Other(i)	8	19	3
Total interest expense	$128	$156	$166

_________________________________

(i)	In 2011, Other includes $10 million relating to the write-off of unamortized debt issuance fees.